Net Income Per Common Share (Details 2)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Net income per common share
Potential common shares not reflected in diluted net income per share as the effect would be antidilutive			1,533,642	11,021,220	11,220,369	11,455,999
Stock options
Net income per common share
Potential common shares not reflected in diluted net income per share as the effect would be antidilutive	1,488,174	1,484,072	1,488,174	1,484,072	1,291,917	1,907,568
Restricted stock units
Net income per common share
Potential common shares not reflected in diluted net income per share as the effect would be antidilutive					391,304
Warrants
Net income per common share
Potential common shares not reflected in diluted net income per share as the effect would be antidilutive	45,468	45,468	45,468	45,468	45,468	46,751
Convertible preferred stock
Net income per common share
Potential common shares not reflected in diluted net income per share as the effect would be antidilutive		9,491,680		9,491,680	9,491,680	9,491,680